9. Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Less: accumulated amortization	$ (1,099,601)	$ (945,509)
Intangible assets, net	115,057	269,149	$ 711,300	$ 305,978
Other Intangible Assets [Member]
Intangible assets, gross	714,658	714,658
Noncompete Agreements [Member]
Intangible assets, gross	$ 500,000	$ 500,000